BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.

 ARTICLES OF AMENDMENT

AMENDING THE ARTICLES SUPPLEMENTARY ESTABLISHING AND FIXING THE RIGHTS AND PREFERENCES OF
VARIABLE RATE MUNI TERM PREFERRED SHARES

This is to certify that:

First: The charter of BlackRock Investment Quality Municipal Trust, Inc., a Maryland corporation (the “Corporation”), is amended by these Articles of Amendment, which amend the Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate Muni Term Preferred Shares, dated as of December 15, 2011, as amended to date (the “Articles Supplementary”).

Second: The charter of the Corporation is hereby amended by deleting the definition of “Applicable Base Rate” in the Articles Supplementary and replacing it with the following definition:

“Applicable Base Rate” means (i) with respect to the initial Rate Period beginning on December 1, 2022 and ending on December 7, 2022, the rate as calculated pursuant to the Articles Supplementary as in place immediately prior to the effectiveness of the Articles of Amendment dated December 1, 2022 and (ii) for every succeeding Rate Period, 75% of Daily SOFR on the applicable Rate Determination Date.

            Third: The charter of the Corporation is hereby amended by deleting the definition of “LIBOR Dealer” in the Articles Supplementary.

            Fourth: The charter of the Corporation is hereby amended by deleting the definition of “LIBOR Rate” in the Articles Supplementary.

            Fifth: The charter of the Corporation is hereby amended by deleting the definition of “London Business Day” in the Articles Supplementary.

            Sixth: The charter of the Corporation is hereby amended by deleting the definition of “Redemption Premium” in the Articles Supplementary and replacing it with the following:

“Redemption Premium” means with respect of a VMTP Preferred Share rated above A1/A+ and its equivalent by all Rating Agencies then rating such VMTP Preferred Share at the request of the Corporation and subject to any redemption, other than redemptions required to comply with Minimum Asset Coverage requirements or exceed compliance with the Minimum Asset Coverage requirements up to 240%, an amount equal to the product of 1% and the Liquidation Preference of the VMTP Preferred Shares subject to redemption if the Redemption Date is greater than or equal to 15 months from the Term Redemption Date, provided, up to 25% of the Corporation’s VMTP Preferred Shares Outstanding as of December 1, 2022 may be redeemed at any time without a Redemption Premium.

Any VMTP Preferred Share exchanged for the preferred share of a surviving entity in connection with a reorganization, merger, or redomestication of the Corporation in another state that had been previously approved by the Holders of VMTP Preferred Shares or that otherwise does not require the vote or consent of the Holders of VMTP Preferred Shares shall not be subject to the Redemption Premium.

               Seventh: The charter of the Corporation is hereby amended by deleting the definition of “Reference Banks” in the Articles Supplementary.

            Eighth: The charter of the Corporation is hereby amended by adding the definition for “Daily SOFR” in the Articles Supplementary:

“Daily SOFR” means:

(1)   With respect to any Business Day means the secured overnight financing rate published for such day by the Federal Reserve Bank of New York, as the administrator of the benchmark (or a successor administrator) on the Federal Reserve Bank of New York’s website (or any successor source) as of 4:00 p.m. New York City time (such rate being initially published for such day at 8:00 a.m. and may be revised until 2:30 p.m., New York City time).

(2)   If the secured overnight financing rate cannot be determined with respect to such any Business Day as specified in paragraph (1), unless both a SOFR Index Cessation Event and a SOFR Index Cessation Date have occurred, then the Redemption and Paying Agent shall use the secured overnight financing rate in respect of the last Business Day for which such secured overnight financing rate was published on the Federal Reserve Bank of New York’s website.

(3)   If a SOFR Index Cessation Event and SOFR Index Cessation Date have occurred, the Redemption and Paying Agent shall determine the Applicable Base Rate as if the reference to “75% of Daily SOFR” were a reference to the rate that was recommended as the replacement for the secured overnight financing rate by the Federal Reserve Board and/or the Federal Reserve Bank of New York or a committee officially endorsed or convened by the Federal Reserve Board and/or the Federal Reserve Bank of New York for the purpose of recommending a replacement for the secured overnight financing rate (which rate may be produced by a Federal Reserve Bank or other designated administrator, which rate may include any adjustments or spreads, and which rate will be reasonably expected to measure contemporaneous variations in the cost of newly borrowed funds in U.S. dollars).  If no such rate has been recommended within one Business Day of the SOFR Index Cessation Event, then the Redemption and Paying Agent shall use the OBFR published on the Federal Reserve Bank of New York’s website for any Business Day after the SOFR Index Cessation Date (it being understood that the OBFR for any such Business Day will be the Overnight Bank Funding Rate on the Federal Reserve Bank of New York’s website as of 4:00 p.m., New York City time).

(4)   If the Redemption and Paying Agent is required to use the OBFR in paragraph (3) above and an OBFR Index Cessation Event has occurred, then for any Business Day after the OBFR Index Cessation Date, the Redemption and Paying Agent shall use the short-term interest rate target set by the Federal Open Market Committee and published on the Federal Reserve Bank of New York’s website, or if the Federal Open Market Committee has not set a single rate, the mid-point of the short-term interest rate target range set by the Federal Open Market Committee and published on the Federal Reserve Bank of New York’s website (calculated as the arithmetic average of the upper bound of the target range and the lower bound of the target range).

(5)    If Daily SOFR determined as above would be less than zero, then such rate shall be deemed to be zero.

               Ninth: The charter of the Corporation is hereby amended by adding the definitions for “SOFR Index Cessation Date” and “SOFR Index Cessation Event” in the Articles Supplementary:

“SOFR Index Cessation Date” means, in respect of a SOFR Index Cessation Event, the date on which the Federal Reserve Bank of New York (or any successor administrator of the secured overnight financing rate) ceases to publish the secured overnight financing rate or the date as of which the secured overnight financing rate may no longer be used.

“SOFR Index Cessation Event” means the occurrence of one or more of the following events as it relates to Daily SOFR:

(1)                 a public statement by the Federal Reserve Bank of New York (or a successor administrator of the secured overnight financing rate) announcing that it has ceased to publish or provide the secured overnight financing rate permanently or indefinitely, provided that, at that time, there is no successor administrator that will continue to publish or provide a secured overnight financing rate; or

(2)                 the publication of information which reasonably confirms that the Federal Reserve Bank of New York (or a successor administrator of the secured overnight financing rate) has ceased to provide the secured overnight financing rate permanently or indefinitely, provided that, at that time, there is no successor administrator that will continue to publish or provide the secured overnight financing rate.

            Tenth: The charter of the Corporation is hereby amended by adding the definitions for “OBFR”, “OBFR Index Cessation Date”, and “OBFR Index Cessation Event” in the Articles Supplementary:

“OBFR” means, with respect to any Business Day, the Overnight Bank Funding Rate on the Federal Reserve Bank of New York’s website as of 4:00 p.m., New York City time.

“OBFR Index Cessation Date” means, in respect of an OBFR Index Cessation Event, the date on which the Federal Reserve Bank of New York (or any successor administrator of the OBFR), ceases to publish the OBFR, or the date as of which the OBFR may no longer be used.

“OBFR Index Cessation Event” means the occurrence of one or more of the following events:

(1)                 a public statement by the Federal Reserve Bank of New York (or a successor administrator of the OBFR) announcing that it has ceased to publish or provide the OBFR permanently or indefinitely, provided that, at that time, there is no successor administrator that will continue to publish or provide an OBFR; or

(2)                 the publication of information which reasonably confirms that the Federal Reserve Bank of New York (or a successor administrator of the OBFR) has ceased to provide the OBFR permanently or indefinitely, provided that, at that time, there is no successor administrator that will continue to publish or provide the OBFR.

            Eleventh: The charter of the Corporation is hereby amended by deleting the definition of “Substitute LIBOR Dealer” in the Articles Supplementary.

            Twelfth: These Articles of Amendment shall be effective as of December 1, 2022.

Thirteenth:  The amendment to the charter of the  Corporation as set forth above in these Articles of Amendment has been duly advised by the board of directors of the Corporation and approved by the stockholders of the Corporation as and to the extent required by law and in accordance with the charter of the Corporation.

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IN WITNESS WHEREOF, BlackRock Investment Quality Municipal Trust, Inc. has caused these Articles of Amendment to be signed as of November 29, 2022 in its name and on its behalf by the person named below who acknowledges that these Articles of Amendment are the act of the Corporation and, to the best of such person’s knowledge, information and belief and under penalties for perjury, all matters and facts contained in these Articles of Amendment are true in all material respects.

BlackRock Investment Quality Municipal Trust, Inc.

By: /s/ Jonathan Diorio
       Name:  Jonathan Diorio
       Title:    Vice President

ATTEST:

/s/ Janey Ahn
Name:   Janey Ahn
Title:     Secretary

[Signature Page to Amendment to Articles Supplementary – BKN]